Statement of Comprehensive Income Statement $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Pension Settlement Charge	$ 0.0		$ 72.5		$ 0.0
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1,330.3)		(1,111.3)
Net income including non-controlling interests	2,394.6		2,045.2		1,911.9
Other Comprehensive Income (Loss)	(219.0)		(199.2)		121.3
Pension settlement charge	0.0	[1]	(111.6)		0.0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	2,175.6		1,846.0		2,033.2
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest	4.4		4.4		(1.7)
Total comprehensive income	2,171.2		1,841.6		2,034.9
Pension Plan [Member]
Pension Settlement Charge	0.0	[2]	(72.5)
Pension settlement charge			111.6	[1]
Net Unrealized Gains (Losses) Previously Impaired Securities [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(45.1)	[3]	0.9	[3]	(47.2)	[3]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	(28.9)	[3]	0.2	[3]	(24.1)	[3]
Other Comprehensive Income (Loss)	(16.2)	[3]	0.7	[3]	(23.1)	[3]
Net Unrealized Gains (Losses) All Other Securities [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(318.3)		236.9		(522.1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	(62.7)		(4.3)		(23.7)
Other Comprehensive Income (Loss)	(255.6)		241.2		(498.4)
Foreign Currency Gain (Loss) [Member]
Other Comprehensive Income (Loss)	(13.1)		(61.3)		29.9
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(16.9)		(58.6)		26.4
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	(3.8)		2.7		(3.5)
Pension and OPEB Plan [Member]
Other Comprehensive Income (Loss)	65.9		(379.8)		612.9
Recognized net actuarial losses	(41.7)		(31.0)		(50.5)
Other Comprehensive Income (Loss), Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service (Cost) Credit, Net of Tax	2.7		2.7		2.7
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	26.9		(480.6)		565.1
Pension Plan [Member]
Pension Settlement Charge	0.0	[1]	(72.5)	[1]	0.0	[1]
Recognized net actuarial losses	61.5		46.6		75.4
Pension Plan [Member] | Pension Settlement Charge [Member]
Pension settlement charge	$ 0.0		$ 111.6		$ 0.0

[1]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan (the “Aetna Pension Plan”). We did not record any non-cash pension settlement charges during 2015 or 2013. Refer to Note 12 beginning on page 118 for additional information on the pension settlement charge.
[2]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan. We did not record any non-cash pension settlement charges during 2015 or 2013. Refer to Note 12 of Notes to Consolidated Financial Statements beginning on page 118 of the Annual Report for additional information on the pension settlement charge.
[3]	Represents unrealized (losses) gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.